TRANSAMERICA INSURANCE AND INVESTEMENT GROUP

                                                LAW DEPARTMENT

                                                Transamerica Occidental Life
                                                Insurance Company
                                                1150 South Olive Street
                                                Los Angeles, CA  90015

                                                Telephone 213-742-3129
                                                Fax 213-741-6623








May 5, 2004



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re: Transamerica Occidental Life Insurance Company - Separate Account VUL-6 Post-Effective Amendment No. 5 File Nos. 333-71956 and 811-10557


Commissioners:

On behalf of Transamerica Occidental Life Insurance Company's Separate Account VUL-6 ("Separate Account"), we are filing a certification pursuant to paragraph
(j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus for certain contracts offered by the Separate Account otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the form of Prospectus contained in the Form S-6 registration statement for the Separate Account (the "Registration Statement"), which was filed electronically with the Securities and Exchange Commission on April 30, 2004.

Sincerely,




David M. Goldstein
Senior Vice President